Risk/Return Detail Data - VIPBondIndexPortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Bond Index Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Bond Index Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg U.S. Aggregate Bond Index.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36 % of the average value of its portfolio.
Portfolio Turnover, Rate	36.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in bonds included in the Bloomberg U.S. Aggregate Bond Index, which is a broad based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. Aggregate Bond Index using a smaller number of securities. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders. Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	6.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(5.86%)
Performance Table Heading	Average Annual Returns
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | VIP Bond Index Portfolio - Initial Class
Risk/Return:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.14%
1 year	$ 14
3 years	45
5 years	79
10 years	$ 179
Annual Return, Inception Date	Apr. 19, 2018
2019	8.38%
2020	7.53%
2021	(1.95%)
2022	(13.19%)
2023	5.47%
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | VIP Bond Index Portfolio - Service Class 2
Risk/Return:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.39%
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493
Annual Return, Inception Date	Apr. 19, 2018
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | VIP Bond Index Portfolio - Service Class
Risk/Return:
Management fee	0.09%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.05%
Total annual operating expenses	0.24%
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306
Annual Return, Inception Date	Apr. 11, 2019
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | Return Before Taxes | VIP Bond Index Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	5.47%
Past 5 years	0.91%
Since Inception	1.13%	[1]
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | Return Before Taxes | VIP Bond Index Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	5.13%
Past 5 years	0.64%
Since Inception	0.86%	[2]
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | Return Before Taxes | VIP Bond Index Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	5.34%
Since Inception	0.30%	[3]
VIPBondIndexPortfolio-InitialServiceService2PRO | VIP Bond Index Portfolio | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.34%

[1]	A From April 19, 2018 .
[2]	C From April 19, 2018 .
[3]	B From April 11, 2019 .